Schedule of Maturities of Long-term Debt (Details) - Long-Term Debt [Member] - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Extinguishment of Debt [Line Items]
Year One		$ 139,538
Year Two	$ 75,612
Long term debt	$ 75,612	$ 139,538